Deferred revenue and deferred platform commission fees - Additional information (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Deferred revenue and deferred platform commission fees
Life span for Hero Wars	29 months	29 months	28 months
Life span for other games	12 months	11 months	11 months